Towle Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.3%
	BASIC MATERIALS — 2.3%
277,991	Algoma Steel Group, Inc.[1]	$1,915,358
	CONSUMER, CYCLICAL — 45.9%
48,773	Adient PLC*	949,123
31,559	Advance Auto Parts, Inc.	1,467,178
35,133	Alaska Air Group, Inc.*	1,738,381
8,004	Asbury Automotive Group, Inc.*	1,909,274
11,725	AutoNation, Inc.*	2,329,171
208,721	Bloomin' Brands, Inc.	1,797,088
4,894	BlueLinx Holdings, Inc.*	364,016
37,383	Cracker Barrel Old Country Store, Inc.	2,283,354
89,844	Foot Locker, Inc.*	2,201,178
192,539	Goodyear Tire & Rubber Co.*	1,996,629
14,691	Hovnanian Enterprises, Inc. - Class A*	1,535,944
19,247	Lear Corp.	1,828,080
46,047	Magna International, Inc.[1]	1,777,875
181,532	Methode Electronics, Inc.	1,726,369
618,201	Petco Health & Wellness Co., Inc.*	1,749,509
185,421	Sleep Number Corp.*	1,252,519
34,203	Sonic Automotive, Inc. - Class A	2,733,846
76,669	Southwest Airlines Co.	2,487,142
232,193	Titan International, Inc.*	2,384,622
337,851	Under Armour, Inc. - Class A*	2,307,522
180,860	Wabash National Corp.	1,922,542
24,856	Zumiez, Inc.*	329,590
		39,070,952
	CONSUMER, NON-CYCLICAL — 5.9%
20,400	Bunge Global S.A.	1,637,712
94,224	Owens & Minor, Inc.*	857,439
45,214	Tyson Foods, Inc. - Class A	2,529,271
		5,024,422
	ENERGY — 16.3%
14,794	Alpha Metallurgical Resources, Inc.*	1,664,029
125,713	Delek U.S. Holdings, Inc.	2,662,601
61,504	HF Sinclair Corp.	2,526,584
94,563	Liberty Energy, Inc.	1,085,583
128,914	Par Pacific Holdings, Inc.*	3,420,089
75,722	PBF Energy, Inc. - Class A	1,640,896
153,072	ProPetro Holding Corp.*	913,840
		13,913,622

Towle Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL — 4.3%
51,077	Ally Financial, Inc.	$1,989,449
154,089	Cushman & Wakefield PLC*,1	1,705,766
		3,695,215
	INDUSTRIAL — 16.0%
31,058	ArcBest Corp.	2,391,777
17,956	Arrow Electronics, Inc.*	2,288,133
33,835	Avnet, Inc.	1,795,962
62,002	Clearwater Paper Corp.*	1,688,934
121,299	Metallus, Inc.*	1,869,218
87,118	Ryerson Holding Corp.	1,879,135
60,790	World Kinect Corp.	1,723,396
		13,636,555
	TECHNOLOGY — 1.6%
86,580	DXC Technology Co.*	1,323,808
	Total Common Stocks
	(Cost $70,908,570)	78,579,932

Principal Amount
	SHORT-TERM INVESTMENTS — 2.7%
$2,336,447	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[2]	2,336,447
	Total Short-Term Investments
	(Cost $2,336,447)	2,336,447
	TOTAL INVESTMENTS — 95.0%
	(Cost $73,245,017)	80,916,379
	Other Assets in Excess of Liabilities — 5.0%	4,214,487
	TOTAL NET ASSETS — 100.0%	$85,130,866

PLC – Public Limited Company
*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.